Employee Benefit Plans - Schedule of Defined Benefit Plan Amounts in Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Current year actuarial (gain) loss	$ 2,917	$ (520)	$ 1,558
Amortization of actuarial loss	(266)	(258)	(222)
Total recognized in other comprehensive (income) loss	2,651	(778)	1,336
Total recognized in net periodic benefit cost and other comprehensive (income) loss	$ 3,579	$ 212	$ 1,453